Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Company’s Intangible Assets:	The following table presents the Company’s intangible assets:
	Customer relationships	Tradenames and trademarks	Developed technology	Ride media content	Total
Cost:
As of December 31, 2022	$1,100	$2,800	$1,500	$3,479	$8,879
Additions	—	—	—	78	78
Deconsolidation of FCG	1,100	2,800	1,500	—	5,400
As of December 31, 2023	$—	$—	$—	$3,557	$3,557

Accumulated amortization and impairment:
As of December 31, 2022	$183	$225	$167	$—	$575
Amortization expense	83	101	75	1,180	1,439
Impairment	—	—	—	2,377	2,377
Deconsolidation of FCG	266	326	242	—	834
As of December 31, 2023	$—	$—	$—	$3,557	$3,557

Carrying amount:
As of December 31, 2022	$917	$2,575	$1,333	$3,479	$8,304
As of December 31, 2023	$—	$—	$—	$—	$—